Cost of goods sold and services rendered - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Cost of Goods Sold and Services Rendered [Roll Forward]
Finished goods at beginning of period	$ 65,278	$ 79,758		$ 61,888
Cost of production of manufactured products	660,627	688,327		582,902
Purchases	9,736	69,387		123,476
Agricultural produce	154,712	124,330		127,097
Transfer to raw material	(50,448)	(35,757)		(24,375)
Direct agricultural selling expenses	16,467	15,752		12,629
Tax recoveries	(21,765)	(32,995)		(32,380)
Changes in net realizable value of agricultural produce after harvest	7,005	1,825		(909)
Finished goods at end of period	(77,041)	(65,278)		(79,758)
Exchange differences	(4,139)	(10,002)		(15,706)
Cost of goods sold and services rendered, and direct agricultural selling expenses	611,946	671,173	[1]	609,965	[1]
IAS 29
Cost of Goods Sold and Services Rendered [Roll Forward]
Adjustment of opening net book amount for the application of IAS 29				1,396
Sugar, Ethanol and Energy
Cost of Goods Sold and Services Rendered [Roll Forward]
Finished goods at beginning of period	36,864	39,937		32,266
Purchases	6,088	44,577		43,531
Agricultural produce	0	0		0
Transfer to raw material	0	0		0
Direct agricultural selling expenses	0	0		0
Tax recoveries	(21,765)	(32,995)		(32,380)
Changes in net realizable value of agricultural produce after harvest	0	0		0
Finished goods at end of period	(34,315)	(36,864)		(39,937)
Exchange differences	(1,602)	(9,053)		(4,359)
Cost of goods sold and services rendered, and direct agricultural selling expenses	270,897	360,566		348,616
Sugar, Ethanol and Energy | IAS 29
Cost of Goods Sold and Services Rendered [Roll Forward]
Adjustment of opening net book amount for the application of IAS 29				0
Crops | Farming
Cost of Goods Sold and Services Rendered [Roll Forward]
Finished goods at beginning of period	17,830	29,144		21,146
Purchases	3,648	21,715		63,533
Agricultural produce	137,204	108,732		104,941
Transfer to raw material	(46,192)	(35,757)		(24,375)
Direct agricultural selling expenses	16,467	15,752		12,629
Tax recoveries	0	0		0
Changes in net realizable value of agricultural produce after harvest	7,007	1,825		(909)
Finished goods at end of period	(30,267)	(17,830)		(29,144)
Exchange differences	(521)	(1,023)		(8,857)
Cost of goods sold and services rendered, and direct agricultural selling expenses	149,250	156,510		156,936
Crops | Farming | IAS 29
Cost of Goods Sold and Services Rendered [Roll Forward]
Adjustment of opening net book amount for the application of IAS 29				42
Rice | Farming
Cost of Goods Sold and Services Rendered [Roll Forward]
Finished goods at beginning of period	5,805	9,507		8,476
Purchases	0	3,095		15,540
Agricultural produce	0	0		0
Transfer to raw material	(4,256)	0		0
Direct agricultural selling expenses	0	0		0
Tax recoveries	0	0		0
Changes in net realizable value of agricultural produce after harvest	0	0		0
Finished goods at end of period	(5,970)	(5,805)		(9,507)
Exchange differences	(1,256)	768		(2,490)
Cost of goods sold and services rendered, and direct agricultural selling expenses	73,830	73,951		74,973
Rice | Farming | IAS 29
Cost of Goods Sold and Services Rendered [Roll Forward]
Adjustment of opening net book amount for the application of IAS 29				1,354
Dairy | Farming
Cost of Goods Sold and Services Rendered [Roll Forward]
Finished goods at beginning of period	4,779	1,170		0
Purchases	0	0		872
Agricultural produce	15,546	12,146		20,879
Transfer to raw material	0	0		0
Direct agricultural selling expenses	0	0		0
Tax recoveries	0	0		0
Changes in net realizable value of agricultural produce after harvest	(2)	0		0
Finished goods at end of period	(6,489)	(4,779)		(1,170)
Exchange differences	(760)	(694)		0
Cost of goods sold and services rendered, and direct agricultural selling expenses	116,007	76,694		28,127
Dairy | Farming | IAS 29
Cost of Goods Sold and Services Rendered [Roll Forward]
Adjustment of opening net book amount for the application of IAS 29				0
All other segments | Farming
Cost of Goods Sold and Services Rendered [Roll Forward]
Finished goods at beginning of period	0	0		0
Purchases	0	0		0
Agricultural produce	1,962	3,452		1,277
Transfer to raw material	0	0		0
Direct agricultural selling expenses	0	0		0
Tax recoveries	0	0		0
Changes in net realizable value of agricultural produce after harvest	0	0		0
Finished goods at end of period	0	0		0
Exchange differences	0	0		0
Cost of goods sold and services rendered, and direct agricultural selling expenses	1,962	3,452		1,313
All other segments | Farming | IAS 29
Cost of Goods Sold and Services Rendered [Roll Forward]
Adjustment of opening net book amount for the application of IAS 29				0
Cost of production of manufactured products
Cost of Goods Sold and Services Rendered [Roll Forward]
Cost of production of manufactured products	512,141	524,153		436,607
Cost of production of manufactured products | Sugar, Ethanol and Energy
Cost of Goods Sold and Services Rendered [Roll Forward]
Cost of production of manufactured products	285,627	354,964		349,495
Cost of production of manufactured products | Crops | Farming
Cost of Goods Sold and Services Rendered [Roll Forward]
Cost of production of manufactured products	44,074	33,952		17,930
Cost of production of manufactured products | Rice | Farming
Cost of Goods Sold and Services Rendered [Roll Forward]
Cost of production of manufactured products	79,507	66,386		61,600
Cost of production of manufactured products | Dairy | Farming
Cost of Goods Sold and Services Rendered [Roll Forward]
Cost of production of manufactured products	102,933	68,851		7,546
Cost of production of manufactured products | All other segments | Farming
Cost of Goods Sold and Services Rendered [Roll Forward]
Cost of production of manufactured products	$ 0	$ 0		$ 36

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within financial results as explained in Note 34.1.